                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.):   [X] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CinFin Capital Management Company
Address:   6200 South Gilmore Road
           Fairfield, Ohio 45014

13F File Number: 028-5597

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Steven A. Soloria
Title:   Vice President and Secretary
Phone:   (513) 870-2000

Signature, Place and Date of Signing:


/s/ Steven A. Soloria                   Fairfield, Ohio           March 23, 2007
-------------------------------------   -----------------------   --------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A

                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers                  0

Form 13F Information Table Entry Total:           35

Form 13F Information Table Value Total       163,760
                                          (thousands)

List of Other Included Managers: None

           COLUMN 1            COLUMN 2   COLUMN 3   COLUMN 4           COLUMN 5            COLUMN 6   COLUMN 7       COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                               TITLE OF               VALUE   SHRS OR PRN                  INVESTMENT   OTHER   VOTING  AUTHORITY
        NAME OF ISSUER           CLASS     CUSIP     [x$1000]     AMT     SH/PRN PUT/CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCE CAPITAL MGMT HLDG LTD
   PRT                         COMMON     01855A101       654      14,300   SH                SOLE                  --  14,300   --
ALLTEL CORP                    COMMON     020039103    14,558     251,224   SH                SOLE                  -- 251,224   --
AMERICAN HOME PRODUCTS         COMMON     026609107    25,295     434,250   SH                SOLE                  -- 434,250   --
BB & T CORP                    COMMON     054937107       448      12,300   SH                SOLE                  --  12,300   --
BROADWING INC                  COMMON     111620100       331      21,200   SH                SOLE                  --  21,200   --
CHEVRON CORPORATION            COMMON     166764100     4,907      57,900   SH                SOLE                  --  57,900   --
CHUBB CORP                     COMMON     171232101       600       8,400   SH                SOLE                  --   8,400   --
CINCINNATI FINANCIAL CORP      COMMON     172062101    24,240     582,417   SH            SHARED-OTHER              -- 582,417   --
CINERGY CORP                   COMMON     172474108     1,235      40,000   SH                SOLE                  --  40,000   --
COCA COLA COMPANY              COMMON     191216100     1,507      32,162   SH                SOLE                  --  32,162   --
CONVERGYS CORP                 COMMON     212485106       579      21,200   SH                SOLE                  --  21,200   --
DUKE ENERGY CORP               COMMON     264399106       917      24,230   SH                SOLE                  --  24,230   --
EXXON MOBIL CORPORATION        COMMON     30231G102    25,307     642,306   SH                SOLE                  -- 642,306   --
FIFTH THIRD BANCORP            COMMON     316773100     6,741     109,650   SH            SHARED-OTHER              -- 109,650   --
FORTUNE BRANDS INC             COMMON     349631101     1,106      33,000   SH                SOLE                  --  33,000   --
GENERAL ELECTRIC CO            COMMON     369604103       779      20,952   SH            SHARED-OTHER              --  20,952   --
GUIDANT CORPORATION            COMMON     401698105       581      15,100   SH                SOLE                  --  15,100   --
H J HEINZ COMPANY              COMMON     423074103     1,214      28,800   SH                SOLE                  --  28,800   --
HOUSEHOLD INTERNATIONAL        COMMON     441815107     4,928      87,400   SH                SOLE                  --  87,400   --
INTEL CORP                     COMMON     458140100       355      17,376   SH                SOLE                  --  17,376   --
JOHNSON & JOHNSON              COMMON     478160104       803      14,500   SH                SOLE                  --  14,500   --
MEDTRONIC INC                  COMMON     585055106       787      18,100   SH                SOLE                  --  18,100   --
MERCK & COMPANY                COMMON     589331107    16,963     254,700   SH                SOLE                  -- 254,700   --
MICROSOFT CORP                 COMMON     594918104       670      13,100   SH                SOLE                  --  13,100   --
MOLEX INC                      COMMON     608554200     4,090     168,300   SH                SOLE                  -- 168,300   --
NATIONAL CITY CORPORATION      COMMON     635405103     2,559      85,440   SH                SOLE                  --  85,440   --
NORTHERN TRUST                 COMMON     665859104     2,099      40,000   SH                SOLE                  --  40,000   --
PFIZER INC                     COMMON     717081103       753      18,775   SH                SOLE                  --  18,775   --
PIEDMONT NATURAL GAS           COMMON     720186105       246       7,902   SH                SOLE                  --   7,902   --
PNC FINANCIAL SERVICES GROUP   COMMON     693475105     2,233      39,000   SH                SOLE                  --  39,000   --
PROCTER & GAMBLE CORPORATION   COMMON     742718109     7,556     103,800   SH                SOLE                  -- 103,800   --
SBC COMMUNICATIONS INC         COMMON     78387G103       468       9,926   SH                SOLE                  --   9,926   --
U S BANCORP                    COMMON     902973304     6,670     300,700   SH                SOLE                  -- 300,700   --
UNITED PARCEL SERVICE - CL B   COMMON     911312106       839      16,150   SH                SOLE                  --  16,150   --
WELLS FARGO & CO               COMMON     949746101       742      16,700   SH                SOLE                  --  16,700   --
                                                      163,760